Income Taxes (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities										$ 558.6
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]									0.6
Federal:
Current										(127.5)	$ (129.4)	$ (126.3)
Deferred										256.0	205.9	171.3
Total Federal										128.5	76.5	45.0
State and Local:
Current										1.9	0.4	3.1
Deferred										16.8	17.2	11.9
Total State and Local										18.7	17.6	15.0
Income Tax Expense (Credit)										147.2	94.1	60.0
Income Tax Expense:
Deferred										272.8	223.1	183.2
Income Tax Expense (Credit)										147.2	94.1	60.0
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		$ 61.8	$ 59.9	$ 107.4	$ 57.0	$ 39.7	$ 52.4	$ 74.8	$ 25.8	286.1	192.7	132.9
Discontinued Operations						0.0	0.0	0.0	0.0
Income Tax Expense (Credit)										147.2	94.1	60.0
Pretax Income										433.3	286.8	192.9
Income Taxes on Pretax Income at Statutory Rate (35%)										151.7	100.4	67.5
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
State and Local Income Taxes, Net										12.2	11.4	9.8
AFUDC										(18.3)	(18.3)	(18.6)
Tax Reform Adjustments										0.6	0.0	0.0
Other										1.0	0.6	1.3
Income Tax Expense (Credit)										$ 147.2	$ 94.1	$ 60.0
Effective Income Tax Rate										34.00%	32.80%	31.10%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		162.7				61.4				$ 162.7	$ 61.4
Deferred Tax Liabilities		(764.4)				(923.5)				(764.4)	(923.5)
Property Related Temporary Differences		(654.7)				(825.6)				(654.7)	(825.6)
Amounts Due from Customers for Future Federal Income Taxes		89.7				(37.2)				89.7	(37.2)
Deferred State Income Taxes		(77.4)				(55.6)				(77.4)	(55.6)
Deferred Federal Income Taxes on Deferred State Income Taxes		16.3				19.5				16.3	19.5
Net Operating Loss Carryforward		16.8				33.3				16.8	33.3
Deferred Tax Assets, Tax Credit Carryforwards, General Business		0.3				0.0				0.3	0.0
Valuation Allowance		0.0				0.1				0.0	0.1
All Other, Net		7.3				3.4				7.3	3.4
Net Deferred Tax Liabilities		(601.7)				(862.1)				(601.7)	(862.1)
Net Income Tax Operating Loss Carryforwards
Federal Net Income Tax Operating Loss										344.1
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense										0.0	0.0	$ 0.0
Interest Income										0.0	0.0	0.0
Reversal of Prior Period Interest Expense										0.0	0.0	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		0.0				0.0				0.0	0.0
Accrual for Payment of Interest and Penalties		0.0				0.0				0.0	0.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					0.0				0.0	0.0	0.0	0.0
Increase - Tax Positions Taken During a Prior Period										0.0	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period										0.0	0.0	0.0
Increase - Tax Positions Taken During the Current Year										0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year										0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities										0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations										0.0	0.0	0.0
Balance at December 31,		0.0				0.0				0.0	0.0	0.0
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		0.0				0.0				$ 0.0	$ 0.0	$ 0.0
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income										21.00%
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]									$ (0.6)
Statutory Tax Rate on Pretax Income										35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017										80.00%
Income Tax Expense (Credit)										$ 147.2	$ 94.1	$ 60.0
Net Income (Loss)		61.8	$ 59.9	$ 107.4	$ 57.0	39.7	$ 52.4	$ 74.8	$ 25.8	$ 286.1	192.7	$ 132.9
Period with No Change in Unrecognized Tax Benefits										12 months
Original Indiana Corporate Income Tax Rate										8.50%
Reduction In Indiana Corporate Tax Rate										0.50%
Reduced Indiana Corporate Income Tax Rate										6.50%
Indiana Corporate Tax Rate										4.90%
Reduction In Income Tax New Rate												6.50%
Valuation Allowance		0.0				$ 0.1				$ 0.0	0.1
AEP Transmission Holdco's Equity Investment in ETT [Member]
Income Taxes (Textuals) [Abstract]
Excess Accumulated Deferred Income Taxes										154.0
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		296.9								$ 296.9
Operating Loss Carryforwards, Expiration Date										Dec. 31, 2037
Ohio Municipal [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		64.2								$ 64.2
Operating Loss Carryforwards, Expiration Date										Dec. 31, 2022
Federal [Member]
Federal:
Deferred Investment Tax Credits										$ 0.0	0.0	$ 0.0
State and Local:
Deferred Investment Tax Credits										0.0	0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits										$ 0.0	$ 0.0	$ 0.0
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date										Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.3								$ 0.3
Tax Credit Carryforward Amount To Expire If Not Used		0.1								$ 0.1
Federal [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date										Dec. 31, 2036
Federal [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date										Jan. 01, 2032
Protecting Americans from Tax Hikes Act of 2015 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension											50.00%
Bonus Depreciation Extension Phase Down 40											40.00%
Bonus Depreciation Extension Phase Down 30											30.00%
Solar Investment Tax Credit											30.00%
Federal Tax Reform [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets										$ 66.9
Increase (Decrease) in Regulatory Liabilities										492.3
State and Local Jurisdiction [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform										(10.0)
Federal:
Deferred Investment Tax Credits										0.0	$ 0.0
State and Local:
Deferred Investment Tax Credits										0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits										0.0	$ 0.0
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance		2.0								2.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0								0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0								0.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform										10.0
Valuation Allowance		$ 2.0								$ 2.0

[1]	In 2017, in contemplation of corporate federal tax reform, the Registrants adopted a method under Internal Revenue Section 162 for deducting repair and maintenance costs associated with transmission and distribution property. This change resulted in a decrease in state income tax expense of approximately $10 million that has been excluded from the tables above.